OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Payables for purchase of property, plant and equipment	¥ 10,559,983		¥ 9,497,061
Liabilities in the Trusts	2,706,444		668,083
Freight payables	1,108,065		1,110,279
Liability related to disposal of a subsidiary	576,293
Value-added tax and other tax payables	482,624		513,586
Accrued utilities, rentals and interest	319,991		555,534
Accrued warranty cost	268,445		261,268
Commission payables	175,854		262,222
Customs duties	98,278		98,363
Accrued professional service fees	80,365		55,795
Payables for investments	40,000		295,647
Contracted labor fees	30,488		28,323
Insurance premium payables	8,576		6,780
Others	117,437		83,961
Total	¥ 16,572,843	$ 2,270,474	¥ 13,436,902